(5) CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details Abstract
Bank balances	R$ 422,968	R$ 365,031
Short-term financial investments	1,468,489	2,884,611
Overnight investment	66	178,444
Bank certificates of deposit	462,551	785,074
Repurchase agreements secured on debentures	177,050	3,268
Investment funds	828,822	1,917,825
Total	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802